SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2025
Subsequent Events
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On April 17, 2025, the Company announced a one (1) for five hundreds (500) reverse stock split of its outstanding subordinate voting shares that became effective on April 22, 2025.

On April 21, 2025, the Company issued 7,710 subordinate voting shares (15 subordinate voting shares post reverse split) to directors following the vesting of RSU’s.

On April 22, 2025, the Company issued 70,073 subordinate voting shares to its C.E.O.

On April 25, 2025, the Company issued 131,800 subordinate voting shares to directors and consultants following the vesting of RSU’s.

From April 1, 2025 and until May 15, 2025, the Company issued 652,768 subordinate voting shares following the exercise of Pre-Funded Warrants and Series B Warrants that were exercised in alternative cashless method.